Other Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue
	For the year ended March 31
Particulars	2018	2019	2020
Facilitation fee	14,588	20,410	20,608
Brand alliance fees	—	2,641	621
Advertising revenue	981	781	4,495
Commission on rail reservation	503	700	2,021
Miscellaneous	898	3,496	8,600
Total	16,970	28,028	36,345